RECONCILIATION OF STOCKHOLDERS’ EQUITY AND NET INCOME - BRGAAP vs IFRS (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation Of Stockholders Equity And Net Income - Brgaap Vs Ifrs
The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

Thousand of Reais	Note	2021	2020	2019

Stockholders' equity attributed under to the Parent Brazilian GAAP		78,739,563	78,968,183	69,773,232
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	(103,386)	(882)	8,767
Reclassification of fair value through other comprehensive income	j	182,094	(522,107)	73,431
Impairment of financial assets measured at amortized cost	a	(1,468,494)	(635,194)	(23,589)
Remensurations, Debt instruments, due to reclassifications IFRS 9		-	907	-
Category transfers - IFRS 9	b	(141,260)	357,972	(206,984)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	1,549,438	1,324,853	1,197,325
Reversal of goodwill amortization	d	26,709,187	27,527,699	26,933,892
Realization on purchase price adjustments	e	603,544	615,953	477,366
Recognition of fair value in the partial sale in subsidiaries	f	-	-	112,052
Option for Acquisition of Equity Instrument	g	(763,988)	(1,744,336)	(1,816,799)
Goodwill acquisition Santander Services (Santusa)	h	(179,387)	(209,285)	(239,182)
Tax Credit with realization over 10 years		-	-	184,005
Others		512,835	93,224	177,064
Stockholders' equity attributed to the parent under IFRS		105,640,146	105,776,987	96,650,580
Non-controlling interest under IFRS		334,349	312,885	558,581
Stockholders' equity (including non-controlling interest) under IFRS		105,974,495	106,089,872	97,209,161

Thousand of Reais	Note	2021	2020	2019

Net income attributed to the Parent under Brazilian GAAP		14,987,716	13,469,380	14,180,987
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	(83,995)	(27,428)	422
Reclassification of fair value through other comprehensive income	j	45,826	68,960	451
Impairment of financial assets measured at amortized cost	a	(1,028,937)	(498,778)	1,872,553
Remensurations, Debt instruments, due to reclassifications IFRS 9		-	907	(16,659)
Category transfers - IFRS 9	b	126,520	(78,057)	6,437
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	215,525	185,478	346,298
Reversal of goodwill amortization	d	29,658	145,903	175,257
Realization on purchase price adjustments	e	(17,758)	(5,348)	(153,752)
Option to Acquire Own Equity Instrument	g	1,180,949	318,929	-
Goodwill acquisition Santander Services (Santusa)	h	29,898	29,898	29,898
Tax credit with realization over 10 years		-	(184,005)	(75,995)
Others		42,648	(7,311)	41,035
Net income attributed to the parent under IFRS		15,528,051	13,418,528	16,406,932
Non-controlling interest under IFRS		31,272	32,224	224,518
Net income (including non-controlling interest) under IFRS		15,559,323	13,450,752	16,631,450

The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements prepared in accordance with IFRS.

The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements prepared in accordance with IFRS.

	2021		2020		2019
Thousand of Reais
Interest and similar income	77,987,308		62,774,940		72,841,060
Net fee and commission income	15,273,301		16,228,214		15,713,152
Impairment losses on financial assets (net)	(17,112,734)		(17,450,188)		(13,369,905)
Other income and expense	(3,843,999)		(5,012,403)		(4,025,384)
Interest expense and similar charges	(28,885,478)		(18,332,228)		(28,519,953)
Third-party input	(8,078,399)		(7,946,539)		(7,544,695)
Materials, energy and others	(713,400)		(641,831)		(659,656)
Third-party services	(6,231,129)		(6,424,755)		(6,047,498)
Impairment of assets	(165,799)		(84,908)		(131,435)
Other	(968,071)		(795,045)		(706,106)
Gross added value	35,339,999		30,261,796		35,094,275
Retention
Depreciation and amortization	(2,433,921)		(2,579,127)		(2,391,857)
Added value produced	32,906,078		27,682,669		32,702,418
Investments in affiliates and subsidiaries	144,184		112,261		149,488
Added value to distribute	33,050,262		27,794,930		32,851,906
Added value distribution
Employee	8,045,893	24.3%	7,943,711	28.6%	8,457,212	25.7%
Compensation	5,929,439		5,749,669		5,961,765
Benefits	1,593,386		1,514,611		1,637,099
Government severance indemnity funds for employees - FGTS	431,249		448,457		502,173
Other	91,819		230,974		356,175
Taxes	9,269,368	28.0%	6,298,717	22.7%	7,674,704	23.4%
Federal	8,332,994		10,088,318		6,571,450
State	813		(830,771)		54
Municipal	935,561		(2,958,830)		1,103,200
Compensation of third-party capital - rental	175,677	0.5%	101,749	0.4%	88,540	0.3%
Remuneration of interest on capital	15,559,324	47.1%	13,450,753	48.4%	16,631,450	50.6%
Dividends and interest on capital	9,649,000		3,837,085		10,800,000
Profit Reinvestment	5,879,052		9,581,444		5,606,932
Profit (loss) attributable to non-controlling interests	31,272		32,224		224,518
Total	33,050,262	100.0%	27,794,930	100.0%	32,851,906	100.0%